Schedule of Investments (unaudited)
April 30, 2024
BlackRock Large Cap Core ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
RTX Corp.	711	$72,181
Automobile Components — 1.2%
Aptiv PLC(a)	1,113	79,023
Banks — 2.0%
JPMorgan Chase & Co.	692	132,684
Beverages — 1.9%
Diageo PLC, SP ADR, SP ADR NVS	522	72,120
Monster Beverage Corp.(a)	1,092	58,367
		130,487
Broadline Retail — 5.9%
Amazon.com Inc.(a)	2,292	401,100
Capital Markets — 3.7%
Intercontinental Exchange Inc.	1,235	159,019
LPL Financial Holdings Inc.	333	89,620
		248,639
Chemicals — 2.4%
Axalta Coating Systems Ltd.(a)	1,423	44,739
Corteva Inc.	2,196	118,869
		163,608
Communications Equipment — 0.9%
Ciena Corp.(a)	1,291	59,683
Consumer Finance — 1.1%
American Express Co.	312	73,017
Consumer Staples Distribution & Retail — 2.3%
Dollar General Corp.	484	67,368
Dollar Tree Inc.(a)	741	87,623
		154,991
Electronic Equipment, Instruments & Components — 1.9%
Zebra Technologies Corp., Class A(a)	403	126,768
Entertainment — 2.2%
Electronic Arts Inc.	678	85,984
TKO Group Holdings Inc., Class A	682	64,565
		150,549
Financial Services — 3.5%
Berkshire Hathaway Inc., Class B(a)	440	174,561
Voya Financial Inc.	890	60,662
		235,223
Health Care Equipment & Supplies — 1.5%
Medtronic PLC	1,233	98,936
Health Care Providers & Services — 6.4%
Cardinal Health Inc.	704	72,540
Elevance Health Inc.	196	103,602
Humana Inc.	201	60,720
Tenet Healthcare Corp.(a)	1,016	114,087
UnitedHealth Group Inc.	175	84,647
		435,596
Health Care Technology — 1.0%
Veeva Systems Inc., Class A(a)	335	66,518
Hotels, Restaurants & Leisure — 0.8%
Las Vegas Sands Corp.	1,192	52,877
Household Durables — 1.8%
Sony Group Corp., ADR, NVS	1,440	118,901
Insurance — 2.2%
Fidelity National Financial Inc.	1,360	67,320
Reinsurance Group of America Inc.	440	82,275
		149,595
Interactive Media & Services — 9.0%
Alphabet Inc., Class A(a)	1,442	234,729
Alphabet Inc., Class C, NVS(a)	984	162,006
Meta Platforms Inc., Class A	495	212,934
		609,669
Security	Shares	Value
IT Services — 1.6%
Cognizant Technology Solutions Corp., Class A	1,628	$106,927
Life Sciences Tools & Services — 3.6%
Avantor Inc.(a)	3,732	90,427
Fortrea Holdings Inc.(a)	1,453	53,165
Thermo Fisher Scientific Inc.	181	102,938
		246,530
Machinery — 4.0%
Fortive Corp.	1,965	147,905
Otis Worldwide Corp.	779	71,045
Westinghouse Air Brake Technologies Corp.	315	50,740
		269,690
Media — 2.2%
Comcast Corp., Class A	3,900	148,629
Oil, Gas & Consumable Fuels — 4.5%
BP PLC, ADR	2,496	96,770
ConocoPhillips	911	114,440
Shell PLC, ADR, NVS	1,255	89,933
		301,143
Pharmaceuticals — 4.5%
Novo Nordisk A/S, ADR, NVS	1,273	163,339
Sanofi SA, ADR	2,880	141,782
		305,121
Professional Services — 0.8%
Dun & Bradstreet Holdings Inc.	6,146	55,929
Semiconductors & Semiconductor Equipment — 9.8%
Advanced Micro Devices Inc.(a)	962	152,362
Applied Materials Inc.	502	99,722
Marvell Technology Inc.	1,899	125,163
Micron Technology Inc.	1,217	137,472
Nvidia Corp.	174	150,340
		665,059
Software — 8.0%
Microsoft Corp.	1,387	540,001
Specialized REITs — 1.1%
Crown Castle Inc.	773	72,492
Specialty Retail — 1.6%
Ross Stores Inc.	820	106,231
Technology Hardware, Storage & Peripherals — 3.3%
Apple Inc.	1,319	224,665
Textiles, Apparel & Luxury Goods — 0.9%
Skechers USA Inc., Class A(a)	952	62,880
Total Long-Term Investments — 98.7% (Cost: $5,847,609)		6,665,342
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(b)(c)	80,000	80,000
Total Short-Term Securities — 1.2% (Cost: $80,000)		80,000
Total Investments — 99.9% (Cost: $5,927,609)		6,745,342
Other Assets Less Liabilities — 0.1%		4,011
Net Assets — 100.0%		$6,749,353

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Large Cap Core ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/24/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0 (b)	$—	$—	$—	$—	—	$2 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	80,000 (b)	—	—	—	80,000	80,000	2,099	—
				$—	$—	$80,000		$2,101	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,665,342	$—	$—	$6,665,342
Short-Term Securities
Money Market Funds	80,000	—	—	80,000
	$6,745,342	$—	$—	$6,745,342

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares